Note 17 - Interest and Finance Costs	12 Months Ended
Dec. 31, 2015
Interest And Finance Costs [Abstract]
Interest And Finance Costs [Text Block]
17.	Interest and Finance Costs:

The amounts in the accompanying consolidated statements of comprehensive income/(loss) are analyzed as follows (expressed in thousands of U.S. Dollars):

Interest and Finance Costs	Year Ended December 31,
	2013	2014	2015
Gross interest on debt (Note 11)	4,505	498	503
Delos termination fee interest (Note 21)	139	116	101
Bank charges	964	28	26
Amortization and write-off of financing fees	1,835	16	538
Total	7,443	658	1,168
Less interest capitalized	-	(208)	(449)
Total	7,443	450	719